Declaration of Dividends (Details)	9 Months Ended		12 Months Ended		9 Months Ended												12 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Common stock [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 Common stock [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2013 Common stock [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2013 Common stock [Member] Interim Dividend One Current Year [Member] ZAR	Sep. 30, 2013 Common stock [Member] C D Is [Member]	Sep. 30, 2013 Common stock [Member] C D Is [Member] Final Dividend Prior Year [Member]	Sep. 30, 2013 Common stock [Member] C D Is [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2013 Common stock [Member] G H Ds [Member]	Sep. 30, 2013 Common stock [Member] G H Ds [Member] Final Dividend Prior Year [Member]	Sep. 30, 2013 Common stock [Member] G H Ds [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2013 Common stock [Member] American D Ss [Member]	Sep. 30, 2013 Common stock [Member] American D Ss [Member] Final Dividend Prior Year [Member]	Sep. 30, 2013 Common stock [Member] American D Ss [Member] Interim Dividend One Current Year [Member]	Sep. 30, 2013 E Ordinary Shares [Member] Final Dividend Prior Year [Member]	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] USD ($)	Dec. 31, 2012 E Ordinary Shares [Member] Final Dividend Prior Year [Member] ZAR	Sep. 30, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] USD ($)	Sep. 30, 2013 E Ordinary Shares [Member] Interim Dividend One Current Year [Member] ZAR
Dividends Payable [Line Items]
Declaration date		Feb. 18, 2013			May 10, 2013	May 10, 2013										Feb. 18, 2013			May 10, 2013	May 10, 2013
Record date		Mar. 15, 2013			May 31, 2013	May 31, 2013										Mar. 15, 2013			May 31, 2013	May 31, 2013
Payment date		Mar. 28, 2013			Jun. 14, 2013	Jun. 14, 2013		Mar. 28, 2013	Jun. 14, 2013		Apr. 02, 2013	Jun. 17, 2013		Apr. 08, 2013	Jun. 24, 2013	Mar. 28, 2013			Jun. 14, 2013	Jun. 14, 2013
Dividend withholding tax rate (percent)	15.00%
Dividend amount per share - declared (in currency per share)			$ 0.05340	0.50	$ 0.05020	0.50											$ 0.02670	0.25	$ 0.02510	0.25
Dividend amount per share - paid (in currency per share)			$ 0.04539	0.4250	$ 0.04267	0.4250											$ 0.02270	0.2125	$ 0.02134	0.2125
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)										100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)							0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)													1